Introduction	12 Months Ended
Dec. 31, 2020
Disclosure Of Introduction [Abstract]
Introduction
1	Introduction

The consolidated financial statements of the Natuzzi S.p.A. as at December 31, 2020 and 2019 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), including interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements as at December 31, 2018 were the Group’s first set of consolidated financial statements prepared in accordance with IFRS and IFRS 1 “First-time Adoption of International Financial Reporting” has been applied.

Being a first-time adopter, the Group restated the 2017 consolidated financial statements for comparative purposes, in order to present the effect of the adoption of the IFRS. The note 43 to the 2018 consolidated financial statements described the effects of the transition from the generally accepted accounting principles in the Republic of Italy (“Italian GAAP”) to the IFRS and presented the related reconciliation schedules. The Group’s date of transition to the IFRS was January 1, 2017 and its first set of consolidated financial statements prepared in accordance with the IFRS was that as at and for the year ended December 31, 2018.

Natuzzi S.p.A., as SEC Registrant, has also presented the consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year ended December 31, 2018.

During 2020, 2019 and 2018 no significant non-recurring events or unusual transactions have occurred other than that described in note 11. All transactions performed by the Group during 2020, 2019 and 2018 are part of the Group’s ordinary business.